Warranty Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Warranty Provision Abstract
Warranty costs to be incurred within the next twelve months	$ 750,000
Percentage of increase decrease in warranty provision	5.00%
Increase decrease in product development cost	$ 67,000	$ 69,000